Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Line Items]
Deposits on residential apartments for employees	$ 16,309	$ 16,269
Others	3,440	3,200
Total	$ 19,749	$ 19,469